Leasing - Accounted for in profit or loss (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leasing
Depreciation charge on right-of-use assets	kr (30)	kr (27)
Interest expenses on lease liability	(1)	0
Expenses relating to short-term leases	0	0
Expenses relating to low-value leases	(1)	(1)
Variable lease fees	(6)	(6)
Total amount accounted for in profit or loss	kr (38)	kr (34)